NET FINANCIAL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Net financial (expenses)/income [Abstract]
Disclosure of financial income and expenses	The following table sets out details of financial income and expenses, including the amounts reported in the consolidated income statement within the net financial expenses line item, as well as interest income from financial services activities, recognized under net revenues, and interest expenses and other financial charges from financial services activities, recognized under cost of sales.

	For the years ended December 31,
	2020	2019	2018
Financial income:	(€ thousand)
Interest income from bank deposits	610	1,690	1,445
Other interest income and financial income	517	4,116	677
Interest income and other financial income	1,127	5,806	2,122
Finance income from financial services activities	65,878	66,386	52,702
Total financial income	67,005	72,192	54,824

Total financial income relating to:
Industrial activities (A)	1,127	5,806	2,122
Financial services activities (reported in net revenues)	65,878	66,386	52,702

Financial expenses:
Capitalized borrowing costs	2,591	2,671	2,884
Other interest and financial expenses	(3,258)	(2,427)	(1,046)
Interest expenses and other financial expenses	(667)	244	1,838
Interest expenses from banks	(14,330)	(27,432)	(21,486)
Interest and other finance costs on bonds and notes	(20,116)	(20,703)	(12,386)
Write-downs of financial receivables	(9,502)	(4,739)	(3,326)
Other financial expenses	(14,580)	(13,949)	(8,494)
Total financial expenses	(59,195)	(66,579)	(43,854)
Net expenses from derivative financial instruments and foreign currency exchange rate differences	(27,652)	(26,392)	(15,659)
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences	(86,847)	(92,971)	(59,513)

Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences relating to:
Industrial activities (B)	(50,219)	(47,888)	(25,685)
Financial services activities (reported in cost of sales)	(36,628)	(45,083)	(33,828)

Net financial expenses relating to industrial activities (A+B)	(49,092)	(42,082)	(23,563)